Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Unbilled revenue (Unbilled services)	$ 1,054,478	$ 1,096,592
Change in unbilled revenue (unbilled services)	$ (42,114)
Percentage change in unbilled revenue (unbilled services)	(3.80%)
Unearned revenue (Payments on account)	$ (1,603,204)	$ (1,550,471)
Change in unearned revenue (payments on account)	$ (52,733)
Percentage change in unearned revenue (payments on account)	3.40%